Stock options	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
10. Stock options

The following is a summary of stock options which are outstanding as at December 31, 2013:

			average remaining
Exercise price	# of options	# of options	contractual
per share	outstanding	exercisable	life (in years)
$0.45	105,600	105,600	1.7
$0.53	150,000	150,000	0.2
$0.63	395,000	395,000	0.8
$0.75	375,000	124,999	3.5
$0.76	320,000	30,000	4.1
$0.86	707,500	218,331	3.6
$1.16	435,000	345,000	2.6
$1.20	300,000	300,000	3.6
$1.30	20,000	-	4.6
$1.58	15,000	-	4.9
$1.83	65,000	65,000	5.0
$0.88	2,888,100	1,733,930	2.9

A continuity of the number of stock options which are outstanding at the end of the current and prior fiscal years ended December 31, 2013 and 2012 is as follows:

	2013		2012
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, beginning of the year	2,890,600	$0.86	2,473,100	$1.02
Granted	542,500	$0.91	1,900,000	$0.89
Forfeited	(423,333)	$0.79	(390,268)	$1.72
Expired	(105,000)	$0.75	(877,232)	$1.05
Cancelled	-	-	(140,000)	$0.63
Exercised	(16,667)	$0.79	(75,000)	$0.63
Options outstanding, end of the year	2,888,100	$0.88	2,890,600	$0.86
Options exercisable, end of the year	1,733,930	$0.90	970,600	$0.78

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them vests at a rate of one-third at the end of each of the first three years following the date of grant, except as otherwise noted below.

•	a total of 65,000 stock options were granted in December 2013 to Directors of NXT, with an exercise price of $1.83, expiring December 2018, and with immediate vesting upon granting.

•	a total of 300,000 stock options were granted in August, 2012 to an advisor to NXT, with an exercise price of $1.20, expiring August 2017, and with 20% of the options vesting after each 3 month period.

•	in July 2012 a total of 830,000 stock options with an exercise price of $0.86 were granted to Directors and Officers of NXT. In addition, two Directors of NXT surrendered for cancellation a total of 140,000 vested stock options, which had an exercise price of $0.63 per share, and an expiry date of December 12, 2012.

•	a total of 400,000 stock options were granted in December, 2011 to an advisor to NXT, at an average exercise price of $2.50, expiring June 1, 2013, and with 25% of the options vesting after each 3 month period. In 2012, a total of 200,000 of these options were forfeited and the remaining 200,000 expired.

•	a total of 214,800 of the 504,800 stock options which were granted in July, 2011 to Directors, Officers and others at an exercise price of $1.16 per share had immediate vesting.

•	in 2011 an Officer of the Company was granted 150,000 stock options at an exercise price of $0.53 per share, and with one third of the options vesting at the date of grant and one-third vesting at the end of each of the following two years. These options expired in February, 2014, three years after granted.

Stock based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

	2013	2012	2011
Stock based compensation expense for the period	$492,000	$265,000	$344,800
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5	4	2.8
Expected volatility in the price of common shares	74%	79%	111%
Risk free interest rate	1.00%	1.00%	1.50%
Weighted average fair market value per share at grant date	$0.55	$0.52	$0.57
Intrinsic (or "in-the-money") value per share of options exercised	$0.76	$0.13	$0.22

As of December 31, 2013 there was $475,000 (December 31, 2012 - $967,000) of unamortized stock based compensation expense related to non-vested stock options. This amount will be recognized in future expense over the remaining vesting periods of the underlying stock options.